united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Erik Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Tactical Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 88.2%
	ASSET ALLOCATION FUND - 4.8%
23,120	PowerShares DB US Dollar Index Bullish Fund *	$ 611,755
5,618	SPDR Bloomberg Barclays Convertible Securities	256,462
		868,217
	DEBT FUNDS - 9.9%
6,975	First Trust Exchange-Traded Fund IV First Trust	336,404
14,547	Guggenheim Enhanced Short Duration ETF	729,096
957	iShares 1-3 Year Treasury Bond ETF	80,819
1,655	iShares Floating Rate Bond ETF	83,958
749	iShares JP Morgan USD Emerging Markets Bond ETF	82,555
1,426	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded	74,822
13,711	ProShares Short 20+ Year Treasury	327,556
2,205	SPDR Bloomberg Barclays High Yield Bond ETF	80,372
		1,795,582
	EQUITY FUNDS - 73.5%
13,070	First Trust NASDAQ Clean Edge Smart Grid	529,335
14,750	iShares North American Natural Resources ETF	530,263
3,399	iShares S&P Mid-Cap 400 Value ETF	493,569
3,544	iShares S&P Small-Cap 600 Value ETF	496,195
28,872	Oppenheimer Small Cap Revenue ETF	1,937,889
8,395	Oppenheimer Ultra Dividend Revenue ETF	287,697
9,605	PowerShares Buyback Achievers Portfolio	484,668
11,750	Powershares QQQ Trust Series 1	1,392,140
9,326	Proshares Trust-Proshares Russell 2000 Dividend	501,179
16,100	ProShares Ultra S&P500	1,225,854
4,581	SPDR S&P 500 ETF Trust	1,023,991
42,918	SPDR S&P 500 High Dividend ETF	1,496,121
11,440	WisdomTree Japan Hedged Equity Fund	566,738
20,188	WisdomTree MidCap Dividend Fund	1,905,343
5,185	WisdomTree SmallCap Earnings Fund	506,212
		13,377,194

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,305,542)	16,040,993

	SHORT-TERM INVESTMENTS - 11.2%
	MONEY MARKET FUND - 11.2%
2,041,811	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.17% (a)
	(Cost - $2,041,811)	2,041,811

	TOTAL INVESTMENTS - 99.4% (Cost - $17,347,353) (b)	$ 18,082,804
	OTHER ASSETS LESS LIABILITIES - 0.6%	113,297
	NET ASSETS - 100.0%	$ 18,196,101

	ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at December 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $17,422,413 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 744,568
	Unrealized Depreciation:	(84,177)
	Net Unrealized Appreciation:	$ 660,391

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Tactical Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 16,040,993	$ -	$ -	$ 16,040,993
Short-Term Investments	2,041,811	-	-	2,041,811
Total Investments	$ 18,082,804	$ -	$ -	$ 18,082,804

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 02/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 02/28/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 02/28/2017